Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	September 2010 10/15/2010 3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,154,908.54

Principal:
Principal Collections	$29,579,877.24
Prepayments in Full	$20,252,849.41
Liquidation Proceeds	$471,943.34
Recoveries	$165.00

Sub Total	$50,304,834.99

Collections	$55,459,743.53

Purchase Amounts:
Purchase Amounts Related to Principal	$209,504.40
Purchase Amounts Related to Interest	$808.68

Sub Total	$210,313.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$55,670,056.61

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	September 2010 10/15/2010 3
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,670,056.61
Servicing Fee	$1,183,588.56	$1,183,588.56	$0.00	$0.00	$54,486,468.05
Interest — Class A-1 Notes	$96,016.47	$96,016.47	$0.00	$0.00	$54,390,451.58
Interest — Class A-2 Notes	$148,037.50	$148,037.50	$0.00	$0.00	$54,242,414.08
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$53,855,804.08
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$53,601,898.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,601,898.08
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$53,515,516.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,515,516.91
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$53,452,707.16
Third Priority Principal Payment	$26,157,577.24	$26,157,577.24	$0.00	$0.00	$27,295,129.92
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$27,214,406.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,214,406.92
Regular Principal Payment	$201,752,141.87	$27,214,406.92	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$55,670,056.61

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$26,157,577.24
Regular Principal Payment	$27,214,406.92

Total	$53,371,984.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Balance Original
Class A-1 Notes	$53,371,984.16	$151.20	$96,016.47	$0.27	$53,468,000.63	$151.47
Class A-2 Notes	$0.00	$0.00	$148,037.50	$0.54	$148,037.50	$0.54
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$53,371,984.16	$42.27	$1,114,483.89	$0.88	$54,486,468.05	$43.15

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	September 2010 10/15/2010 3
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$227,909,719.11	0.6456366	$174,537,734.95	0.4944412
Class A-2 Notes	$273,300,000.00	1.0000000	$273,300,000.00	1.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,262,679,719.11	0.9098624	$1,209,307,734.95	0.8714036

Pool Information
Weighted Average APR		4.330%		4.292%
Weighted Average Remaining Term		54.07		53.26
Number of Receivables Outstanding		66,853		64,805
Pool Balance		$1,420,306,271.22		$1,369,553,531.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$1,254,325,248.37		$1,209,312,141.87
Pool Factor		0.9232793		0.8902871
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$20,543,302.97
Yield Supplement Overcollateralization Amount	$160,241,389.20
Targeted Overcollateralization Amount	$165,401,412.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$160,245,796.12
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	September 2010 10/15/2010 3
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	251	$238,565.76
(Recoveries)	1	$165.00

Net Losses for Current Collection Period		$238,400.76
Cumulative Net Losses Last Collection Period		$75,908.97

Cumulative Net Losses for all Collection Periods		$314,309.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.20%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.56%	363	$7,710,092.93
61-90 Days Delinquent	0.05%	23	$702,683.34
91-120 Days Delinquent	0.01%	5	$144,368.42
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.62%	391	$8,557,144.69

Repossesion Inventory:

Repossesed in the Current Collection Period		41	$1,000,075.05
Total Repossesed Inventory		48	$1,200,283.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0003%
Preceding Collection Period			0.0625%
Current Collection Period			0.2051%
Three Month Average			0.0893%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0344%
Current Collection Period			0.0432%
Three Month Average			0.0259%